BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Changes in level 3 items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	$ 7,895.1
Closing balance	8,373.8	$ 7,895.1
Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	14.4	35.4
Additions	9.4	25.0
Disposals	(5.5)	(33.7)
Losses recognized in OCI	0.3	(10.9)
Losses recognized in the consolidated statement of loss	0.0	(1.4)
Closing balance	18.6	14.4
Other equities | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	8.9	0.3
Additions		19.5
Disposals		(0.0)
Losses recognized in OCI	0.3	(10.9)
Closing balance	9.2	8.9
Promissory notes | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	5.5	5.9
Additions	6.8	5.5
Disposals	(5.5)	(5.9)
Losses recognized in OCI		0.0
Losses recognized in the consolidated statement of loss		0.0
Closing balance	6.8	5.5
Available for sale factoring receivable | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	0.0	29.2
Additions	2.6
Disposals		(27.8)
Losses recognized in the consolidated statement of loss		(1.4)
Closing balance	$ 2.6	$ 0.0